Warrants - Additional Information (Detail) (USD $)					1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2007 Equipment Term Loan [Member] Series A-1 convertible preferred stock [Member]	Dec. 31, 2012 Equipment Term Loan [Member] Series A-1 convertible preferred stock [Member]	Dec. 31, 2011 Equipment Term Loan [Member] Series A-1 convertible preferred stock [Member]	May 31, 2011 Term Loan [Member] Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Term Loan [Member] Series C Convertible Preferred Stock [Member]	Dec. 31, 2011 Term Loan [Member] Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 2012 Term Loan [Member] Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 2012 Term Loan [Member] Series C Convertible Preferred Stock [Member] Initial Measurement [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase shares of stock, shares					32,000			1,555,815			964,605
Warrant to purchase shares of stock, exercise price per share					1.00			0.2571			0.2571
Warrant to purchase shares of stock, term					10 years			10 years			10 years
Fair value of Warrant		$ 610,000	$ 306,000	$ 26,000	$ 26,000	$ 6,000	$ 12,000	$ 302,000	$ 364,000	$ 294,000	$ 240,000	$ 241,000
Risk free interest rate					3.20%			3.20%			1.80%
Dividend Yield rate					0.00%			0.00%			0.00%
Expected Volatility rate					75.00%			67.00%			61.00%
Expected life, term					10 years						10 years
Change in fair value of Warrant						$ 6,000	$ 14,000